SCHEDULE OF LEASE AGREEMENT MATERIAL RESIDUAL VALUE GUARANTEES OR MATERIAL RESTRICTIVE CONVENANTS (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Lease
Operating lease ROU asset	$ 131,736
Operating lease liability - current	52,306
Operating lease liability - non-current	110,260
Total operating lease liability	$ 162,566
Weighted-average remaining lease term (months)	29 months 15 days
Weighted-average discount rate	3.50%
Operating lease cost	$ 14,859
Cash paid for operating lease